Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company

Note 21. Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed balance sheets

	As of December 31, 2024	As of December 31, 2023
ASSETS
Current Assets
Cash and cash equivalents	$1,339	$83
Total current assets	1,339	83

Non-Current Assets
Investment in subsidiaries	$10,426,328	$8,963,818
Total non-current assets	10,426,328	$8,963,818
Total Assets	$10,427,667	$8,963,901

LIABILITIES
Current Liabilities
Amounts due to related parties	$161,133	$896
Total current liabilities	161,133	896

Total liabilities	$161,133	$896

EQUITY
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 12,500,000 shares issued and outstanding as of December 31, 2024 and 2023)*	1,250	1,250
Additional paid-in capital	7,037,503	7,037,503
Statutory reserve	361,083	200,229
Retained earnings	3,201,818	1,756,183
Accumulated other comprehensive loss	(335,120)	(32,160)
Total Equity	$10,266,534	$8,963,005
Total Liabilities and Equity	$10,427,667	$8,963,901

Condensed statements of operations

	For the Year Ended December 31
	2024	2023	2022
Operating expenses:
Other expenses	$506	$811	$—
Share of income of subsidiaries	1,605,983	1,351,700	537,555
Net income	1,606,489	1,352,511	537,555

Comprehensive income
Net income	$1,606,489	$1,352,511	$537,555
Foreign currency translation adjustments	(302,960)	(227,278)	187,942
Comprehensive income	$1,303,529	$1,125,233	$725,497

Condensed statements of cash flows

	For the Year Ended December 31
	2024	2023	2022
Cash Flows from Operating Activities:
Net income	$1,606,489	$1,352,511	$537,555
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(1,606,935)	(1,353,322)	(537,555)
Net Cash Used in Operating Activities	(446)	(811)	—

Cash Flows from Financing Activities:
Deferred offering costs	(158,030)	—	—
Amount financed from related parties	160,507	896	—
Amount repaid to related parties	(1,000)	—	—
Net Cash Provided by Financing Activities	1,477	896	—
Effect of exchange rate changes	255	(2)	—
Changes in Cash	1,256	83	—
Cash, Beginning of Year	83	—	—
Cash, End of Year	$1,339	$83	$—
*	The share amounts are presented on a retrospective basis.